STOCKHOLDERS' EQUITY (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 12 - STOCKHOLDERS’ EQUITY
At inception, the total number of shares of all classes of capital stock that the Company was authorized to issue was 11,000 shares of Company Stock, each having a par value of $0.000001, of which 10,000 shares were issued and outstanding, and an additional 1,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In October 2021, the total number of shares of Common Stock authorized was increased to 110,000,000, each having a par value of $0.000001. Each share of the Company’s Common Stock, automatically and without any action on the part of the Company or any respective holders thereof, was reclassified into ten thousand (10,000) shares of the Company’s Common Stock, $0.000001 par value per share, resulting in 110,000,000 shares authorized, of which 100,000,000 shares were issued and outstanding, and an additional 7,500,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In January 2022, the total number of shares of the Company’s Common Stock authorized was increased to 120,000,000, each having a par value of $0.000001, of which 100,000,000 shares were issued and outstanding, and an additional 7,500,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In January 2024, the total number of shares of the Company’s Common Stock authorized was increased to 1,000,000,000, each having a par value of $0.000001, of which 100,000,000 shares were issued and outstanding. 100,000,000 of the additional authorized but unissued shares were classified as non-voting.
On March 25, 2024, in connection with the merger, Digital World amended (the second amendment) and restated its certification of incorporation. Amoung other matters, Digital World’s name was changed to Trump Media and Technology Group Corp. Additionally, the Company changed its authorized capital stock to 1,000,000,000 shares, each with a par value of $0.0001 per share, consisting of (a) 999,000,000 shares of common stock and (b) 1,000,000 shares of preferred stock.
Warrant Activity Summary – Issued and Outstanding

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	18,366,228	$11.50	5.40	—
Granted	3,125,000	11.50	—	—
Exercised	(8,526,792)	11.50	—	—
Expired or cancelled	—	—	—	—
Outstanding at June 30, 2024	12,964,436	$11.50	4.82	$275,494,265
Exercisable at June 30, 2024	12,964,436	$11.50	4.82	$275,494,265

NOTE 9– STOCKHOLDERS’ EQUITY
At inception, the total number of shares of all classes of capital stock that the Company was authorized to issue was 11,000 shares of Common Stock, each having a par value of $0.000001, of which 10,000 shares were issued and outstanding, and an additional 1,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In October 2021, the total number of shares of Common Stock authorized was increased to 110,000,000, each having a par value of $0.000001. Each share of the Company’s Common Stock, automatically and without any action on the part of the Company or any respective holders thereof, was reclassified into ten thousand (10,000) shares of the Company’s Common Stock, $0.000001 par value per share, resulting in 110,000,000 shares authorized, of which 100,000,000 shares were issued and outstanding, and an additional 7,500,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan.
In January 2022, the total number of shares of the Company’s Common Stock authorized was increased to 120,000,000, each having a par value of $0.000001, of which 100,000,000 shares were issued and outstanding, and an additional 7,500,000 shares were authorized for issuance in connection with the Company’s Equity Incentive Plan. No activity pursuant to the Equity Incentive Plan occurred for the years ended December 31, 2023 and 2022.